RELATED PARTY TRANSACTIONS (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Balmoral
Related Party Transaction [Line Items]
Related Party Transaction, Purchases from Related Party	$ 2,200	$ 1,900	$ 2,000
Balkan
Related Party Transaction [Line Items]
Sales	(200)	(200)	(100)
Various Entities Owned by Mr. Murdock [Member]
Related Party Transaction [Line Items]
Related Party Transaction, Purchases from Related Party	$ 3,700	$ 3,200	$ 4,300